Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Construction in progress	$ 879,424	$ 802,310	$ 437,335
Finance right-of-use asset	65	65	65
Total property, plant and equipment	2,542,101	2,476,728	2,367,685
Accumulated depreciation	(176,313)	(147,693)	(135,199)
Property, plant and equipment, net	2,365,788	2,329,035	2,232,486
Land
Property, Plant, and Equipment [Line Items]
Gross property, plant and equipment	21,719	22,778	23,283
Plant and equipment
Property, Plant, and Equipment [Line Items]
Gross property, plant and equipment	1,611,204	1,621,970	1,873,801
Asset retirement cost
Property, Plant, and Equipment [Line Items]
Gross property, plant and equipment	27,458	27,595	32,640
Other
Property, Plant, and Equipment [Line Items]
Gross property, plant and equipment	$ 2,231	$ 2,010	$ 561